Sale of Assets - Schedule of Reconciliation of Net Gain on Sale of Assets (Details) - CAD ($)		12 Months Ended
	Aug. 07, 2017	Mar. 31, 2018
Disclosure Of Sale Of Assets [Line Items]
Acquisition for cash consideration	$ 43,075,587	$ 43,075,587
Inventory sold	(11,185,572)
Net intangible assets sold	(5,791,710)
Net gain on sale of assets as presented in the consolidated statement of earnings	23,702,312
Impairment loss in inventories - presented in cost of sales	(2,376,969)
Penalty on reimbursement, loss on financing fees and reversal of accretion from non-interest bearing debt reimbursed – presented in finance costs	(920,429)
Total impact of the transaction on the net income before tax	20,404,914
Krill Oil
Disclosure Of Sale Of Assets [Line Items]
Write-off of assets, severance costs, transaction costs and costs for activities relating to exiting the bulk krill oil business	$ (2,395,993)